Cover	May 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2025
Entity File Number	001-36616
Entity Registrant Name	LogicMark, Inc.
Entity Central Index Key	0001566826
Entity Tax Identification Number	46-0678374
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2801 Diode Lane
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299
City Area Code	(502)
Local Phone Number	442-7911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LGMK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false